Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents1 [line items]
Average maturity of time deposits	35 days	32 days
TL [member]
Cash and cash equivalents1 [line items]
Effective interest rate	22.50%	14.30%
USD [member]
Cash and cash equivalents1 [line items]
Effective interest rate	5.90%	5.80%
EUR [member]
Cash and cash equivalents1 [line items]
Effective interest rate	3.30%	2.20%